Post-employment benefits - Defined benefit obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 590
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(10)	€ (8)	€ (13)
Net defined benefit liability (asset) at end of period	499	590
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	1,970	2,153
Increase in net defined benefit liability (asset) resulting from current service cost	32	36
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	36	33
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	4	7
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	2	3
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(366)	(86)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments	12	(6)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	16	(5)
Decrease (increase) in net defined benefit liability (asset) resulting from gains (losses) arising from settlements		(90)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	(95)	(95)
Benefits paid directly by employer	(41)	(33)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	52	52
Net defined benefit liability (asset) at end of period	€ 1,621	€ 1,970	€ 2,153